CONSOLIDATED STATEMENTS OF CONDITION (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS:
Cash and due from banks	$ 7,164	$ 6,535	$ 6,435
Interest earning deposits	11,769	10,040	2,230
Total cash and cash equivalents	18,933	16,575	8,665
Interest earning time deposits	500	500	2,000
Available-for-sale securities, at fair value	83,663	80,959	108,339
Held-to-maturity securities, at amortized cost (fair value of $43,359 and $34,222, respectively)	42,990	34,412
Federal Home Loan Bank stock, at cost	2,035	2,440	1,929
Loans	348,142	341,633	333,748
Less: Allowance for loan losses	4,999	5,041	4,501
Loans receivable, net	343,143	336,592	329,247
Premises and equipment, net	11,832	11,644	10,108
Accrued interest receivable	1,813	1,715	1,717
Foreclosed real estate	699	619	426
Intangible assets, net	184	187
Goodwill	4,367	4,367	3,840
Bank owned life insurance	10,108	8,268	8,046
Other assets	5,579	5,515	3,479
Total assets	525,846	503,793	477,796
Deposits:
Interest-bearing	381,987	361,969	347,892
Noninterest-bearing	56,365	48,171	43,913
Total deposits	438,352	410,140	391,805
Short-term borrowings	17,000	24,000	9,000
Long-term borrowings	16,826	16,853	25,964
Junior subordinated debentures	5,155	5,155	5,155
Accrued interest payable	98	86	140
Other liabilities	4,613	4,489	4,985
Total liabilities	482,044	460,723	437,049
Shareholders' equity:
Preferred stock - SBLF, par value $0.01 per share; $1,000 liquidation preference; 13,000 shares authorized; 13,000 shares issued and outstanding	13,000	13,000	13,000
Common stock, par value $0.01; authorized 10,000,000 shares; 2,979,969 shares issued and 2,623,182 shares outstanding	30	30	30
Additional paid in capital	8,264	8,226	8,120
Retained earnings	29,201	28,788	26,685
Accumulated other comprehensive loss	(1,522)	(1,745)	(1,318)
Unearned ESOP	(798)	(826)	(936)
Treasury stock, at cost; 356,787 shares	(4,761)	(4,761)	(4,834)
Total Pathfinder Bancorp, Inc. shareholders' equity	43,414	42,712	40,747
Noncontrolling interest	388	358
Total equity	43,802	43,070	40,747
Total liabilities and shareholders' equity	$ 525,846	$ 503,793	$ 477,796